Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation description	Depreciation expense for the period ended March 31, 2022 and the period ended March 31, 2021, totaled $576 thousand and $201 thousand, respectively, and $565 thousand and $191 thousand, was capitalized to inventory, respectively.	Depreciation expense for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor) totaled $84 thousand, $729 thousand, and $796 thousand, respectively, and $79 thousand, $693 thousand, and $757 thousand, was capitalized to inventory, respectively.